UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026

Invesco Value Municipal Income Trust

NYSE: IIM

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
20	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
30	Approval of Investment Advisory and Sub-Advisory Contracts
32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26

Trust at NAV	-2.14%

Trust at Market Value	0.77

S&P Municipal Bond Index ▼ (Broad Market Index)	-1.61

S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-2.36

Market Price Premium to NAV as of 8/31/26	6.96

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in” street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Value Municipal Income Trust

Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–153.67% (a)
Alabama–2.13%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$20	$19,223

Black Belt Energy Gas District (Gas); Series 2026 C, RB	5.25%	06/01/2036	1,020	1,080,704

Black Belt Energy Gas District (The);
Series 2023 B, RB (b)	5.25%	12/01/2030	1,420	1,505,536

Series 2024 A, RB (b)	5.25%	09/01/2032	750	771,819

Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	1,010	1,059,265

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	923,908

Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB (b)	4.00%	12/01/2031	1,480	1,474,456

Series 2024 A, RB	5.00%	11/01/2035	1,675	1,705,773

Series 2025 A, RB (b)	5.00%	06/01/2035	1,105	1,116,516

Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,405	1,483,915

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (c)	5.25%	05/01/2044	791	797,933

				11,939,048

Alaska–0.52%
Municipality of Anchorage; Series 2025, RB (INS - AGI) (d)(e)(f)	5.25%	02/01/2050	2,500	2,545,338

Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	352,697

				2,898,035

Arizona–2.24%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (c)	5.00%	07/01/2039	1,195	1,161,173

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (c)	5.00%	12/15/2040	250	239,605

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,265,274

Series 2017, Ref. RB	5.00%	11/15/2045	980	828,844

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB (c)	5.00%	07/01/2054	550	485,672

Series 2021, RB (c)	4.00%	07/01/2051	875	676,787

Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM) (e)(f)	5.00%	07/01/2046	3,025	3,108,873

Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (c)	5.00%	06/15/2052	360	295,932

Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (c)	5.25%	07/01/2048	1,175	1,094,659

Salt River Project Agricultural Improvement & Power District; Series 2025, RB (f)	5.00%	01/01/2048	3,370	3,451,117

				12,607,936

California–23.46%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2035	3,010	2,159,505

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2036	2,675	1,827,931

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2031	5,270	4,553,053

California (State of);
Series 2020, GO Bonds (INS - BAM) (e)	3.00%	11/01/2050	1,680	1,256,752

Series 2025, GO Bonds (f)	5.00%	03/01/2055	3,370	3,485,975

California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB (b)	5.00%	09/01/2032	1,050	1,100,491

Series 2024, RB (b)	5.00%	04/01/2032	1,475	1,545,712

Series 2024, RB (b)	5.00%	10/01/2032	1,260	1,307,537

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	10,335	1,033,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	$1,630	$273,172

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	4,175	3,602,982

California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,346

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB (b)(f)(h)	5.00%	01/01/2028	6,700	6,935,721

California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB (b)(f)(h)	5.00%	01/01/2028	3,300	3,416,101

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (d)	5.00%	12/31/2043	2,000	2,010,832

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,586) (c)(i)(j)	5.00%	08/01/2039	250	150,000

California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (c)(d)	5.00%	07/01/2027	250	250,967

Series 2012, RB (c)(d)	5.00%	07/01/2030	190	190,589

Series 2012, RB (c)(d)	5.00%	07/01/2037	1,990	1,990,997

Series 2012, RB (c)(d)	5.00%	11/21/2045	2,325	2,325,622

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (c)	5.25%	12/01/2056	995	995,496

California Enterprise Development Authority; Series 2025, RB (f)	5.50%	11/01/2059	6,395	6,768,735

California Health Facilities Financing Authority; Series 2025, RB (f)(k)	5.00%	08/15/2051	4,375	4,614,625

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL) (e)(g)	0.00%	08/01/2029	1,360	1,253,808

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (c)	3.13%	08/01/2056	840	606,120

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (g)	0.00%	08/01/2043	2,120	1,012,214

Series 2009, GO Bonds (g)	0.00%	08/01/2044	1,090	494,586

Series 2009, GO Bonds (g)	0.00%	08/01/2045	6,270	2,703,507

Series 2009, GO Bonds (g)	0.00%	08/01/2048	4,610	1,700,236

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2031	4,155	3,563,762

Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	3,165	2,613,747

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	2,245	210,028

Los Angeles (City of), CA; Series 2026 B, Ref. RB (d)	5.50%	05/15/2051	2,550	2,677,097

Los Angeles County Public Works Financing Authority;
Series 2025, RB (f)	5.25%	12/01/2050	2,095	2,221,010

Series 2025, RB (f)	5.25%	12/01/2054	780	821,023

Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2034	1,665	1,261,347

Series 2009 C, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2035	300	217,125

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC) (e)(g)	0.00%	08/01/2029	3,350	3,058,393

M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	660	686,032

Series 2009 B, RB	6.50%	11/01/2039	585	686,189

Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,125	2,236,354

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2028	2,400	2,276,364

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2034	3,825	2,895,437

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2035	4,120	2,979,247

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2036	300	206,805

Series 2009 B, GO Bonds (INS - AGI) (e)(g)	0.00%	08/01/2037	1,785	1,167,996

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2028	7,840	7,451,050

Series 2009 A, GO Bonds (g)	0.00%	08/01/2031	8,475	7,282,362

Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,430	4,933,055

Series 2022 P, RB	3.50%	05/15/2054	2,015	1,545,527

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,060	1,872,680

Series 2025, RB (d)(f)	5.00%	07/01/2048	2,525	2,546,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2021 A, Ref. RB (d)	5.00%	05/01/2036	$610	$641,143

Series 2025, RB (d)	5.50%	05/01/2055	2,550	2,660,806

Series 2026 A, Ref. RB (d)	5.50%	05/01/2056	1,710	1,789,285

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI) (e)(g)	0.00%	09/01/2030	1,600	1,421,338

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,445	1,316,344

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2033	11,350	8,965,407

				131,775,424

Colorado–6.02%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (e)	4.50%	12/01/2058	2,390	2,170,601

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	831,907

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	919,771

Centerra Metropolitan District No. 1 (In the City of Loveland);

Series 2017, RB (c)	5.00%	12/01/2047	1,680	1,619,748

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	627,206

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,710,724

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,440,990

Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (c)	5.00%	04/01/2035	1,260	1,335,268

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	478,377

Colorado Springs (City of), CO; Series 2024, RB (f)	5.25%	11/15/2053	5,000	5,198,561

Colorado State University Research Foundation (The Prospect); Series 2025 A, RB (c)	5.38%	03/01/2055	1,000	963,712

Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds (g)	0.00%	12/01/2033	1,700	1,026,862

Denver (City & County of), CO; Series 2025, RB (d)(f)	5.00%	11/15/2047	1,985	2,001,355

Fort Morgan (City of), CO; Series 2026, RB (INS - BAM) (e)	5.25%	12/01/2056	1,190	1,231,756

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	399,849

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	707,307

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	679	653,041

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	723	743,199

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	502,414

Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI) (e)	5.50%	12/01/2055	1,000	1,025,875

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	394,296

Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.75%	12/01/2054	1,255	1,180,746

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	502,975

South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	845	856,985

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	325	324,179

Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.75%	12/01/2054	1,370	1,312,535

White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	494,909

Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,240	1,206,521

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	359,972

Series 2021 A-2, RB (l)	4.50%	12/01/2041	2,070	1,587,372

				33,809,013

Connecticut–0.40%
Aquarion Water Authority; Series 2026 C, RB (g)	0.00%	08/01/2051	940	257,873

Connecticut (State of) Housing Finance Authority; Series 2026, VRD Ref. RB (CEP - GNMA) (m)	2.25%	11/15/2050	2,000	2,000,000

				2,257,873

District of Columbia–2.72%
District of Columbia; Series 2026 C, VRD GO Bonds (m)	1.91%	06/01/2051	1,000	1,000,000

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	290,176

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	2,970,469

Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,423,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB (f)(k)	5.25%	07/15/2055	$2,200	$2,247,132

Series 2025, RB (f)(k)	5.25%	07/15/2053	7,185	7,325,392

				15,256,509

Florida–12.45%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (c)	5.00%	11/15/2061	1,075	895,051

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	422,371

Broward (County of), FL; Series 2019 A, RB (d)	4.00%	10/01/2049	755	652,611

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,226,364

Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (e)	5.50%	03/01/2043	1,595	1,683,516

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (c)	5.00%	07/01/2037	1,380	1,191,864

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,199,154

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $735,000) (b)(c)(d)(i)(j)	12.00%	07/15/2028	750	210,000

Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,880,232) (INS - AGI) (d)(e)(j)	5.00%	07/01/2044	1,830	1,800,762

Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $3,649,196) (INS - AGI) (d)(e)(j)	5.25%	07/01/2053	3,655	3,571,305

Series 2024, Ref. RB (Acquired 04/26/2024; Cost $864,769) (d)(j)	5.50%	07/01/2053	850	624,750

Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	700	655,683

Fort Lauderdale (City of), FL; Series 2024, RB (f)	5.50%	09/01/2053	2,525	2,654,725

Greater Orlando Aviation Authority;
Series 2017 A, RB (d)	5.00%	10/01/2052	510	503,499

Series 2024, RB (d)	5.25%	10/01/2048	1,675	1,711,647

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (d)	5.00%	10/01/2048	2,525	2,526,471

Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB (f)	5.50%	11/15/2054	3,355	3,510,953

JEA Water & Sewer System; Series 2025, RB (f)	5.25%	10/01/2055	1,675	1,730,016

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	905	910,976

Series 2020 A, Ref. RB	5.75%	08/15/2050	1,055	1,039,187

Series 2020 A, Ref. RB	5.75%	08/15/2055	285	276,108

Lee (County of), FL; Series 2026 A-1, RB (d)	5.50%	10/01/2056	1,700	1,765,050

Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,779,847

Series 2022 A, Ref. RB (d)	5.25%	10/01/2052	1,300	1,314,792

Series 2023 A, Ref. RB (d)	5.00%	10/01/2047	840	846,947

Series 2025 A, RB (d)	5.50%	10/01/2055	445	458,786

Series 2025, RB (f)	5.00%	07/01/2052	2,320	2,344,153

Series 2026 A, RB (d)	5.50%	10/01/2056	3,535	3,664,599

Subseries 2021 A-2, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	2,525	2,208,044

Subseries 2021 B-1, Ref. RB (d)	4.00%	10/01/2050	985	852,038

Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB (f)	5.00%	10/01/2055	2,385	2,413,009

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,675	1,697,867

Orlando (City of), FL Utilities Commission; Series 2026 B-2, VRD RB (m)	2.30%	10/01/2056	1,000	1,000,000

Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2044	1,000	383,741

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2048	1,500	444,131

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2051	600	146,204

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	455	103,756

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	390	78,805

Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.25%	11/01/2055	835	813,279

Palm Coast (City of), FL utility Revenue; Series 2026, RB (f)	5.00%	10/01/2056	10,450	10,577,918

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,345	1,138,314

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	744,566

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,272,222

Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	5,669	1,665,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Waterset South Community Development District; Series 2026, RB	5.65%	05/01/2056	$1,275	$1,250,261

				69,961,147

Georgia–2.22%
City of Cartersville GA Water & Sewer Revenue; Series 2026, RB (f)	5.00%	06/01/2056	2,210	2,257,519

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,115,273

Main Street Energy, Inc. (Energy); Series 2026 C, Ref. RB	5.00%	09/01/2036	1,440	1,492,484

Main Street Natural Gas, Inc.;
Series 2021 C, RB (b)	4.00%	12/01/2028	1,235	1,247,969

Series 2022 C, RB (b)(c)	4.00%	11/01/2027	1,260	1,258,543

Series 2023 B, RB (b)	5.00%	03/01/2030	1,760	1,835,775

Series 2024 B, RB (b)	5.00%	03/01/2032	1,685	1,789,686

Series 2024 E, RB (b)	5.00%	12/01/2032	1,400	1,461,846

				12,459,095

Hawaii–1.37%
Hawaii (State of);
Series 2025, RB (f)	5.50%	07/01/2052	3,830	3,970,353

Series 2025, RB (d)(f)	5.50%	07/01/2054	1,890	1,961,297

Hawaii (State of) Airports System; Series 2013, COP (d)	5.00%	08/01/2028	1,775	1,788,234

				7,719,884

Idaho–0.87%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,304,168

Idaho Housing & Finance Association; Series 2025, RB (f)	5.00%	08/15/2049	3,480	3,597,603

				4,901,771

Illinois–2.98%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	360	370,917

Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,465,049

Series 2024 A, RB (d)	5.50%	01/01/2059	2,115	2,161,991

Series 2025 E, RB (d)	5.50%	01/01/2055	1,700	1,749,273

Series 2026 A, RB	5.25%	01/01/2056	3,060	3,131,128

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	861,684

Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	715	716,004

Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,750,439

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,170,176

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,088,027

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB (c)	5.50%	08/01/2043	580	603,331

Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	683	619,253

Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (e)	5.25%	06/15/2031	1,060	1,061,842

				16,749,114

Indiana–0.63%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,010	886,598

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	765	666,627

Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (d)	5.75%	08/01/2042	240	240,164

Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,655	1,730,925

				3,524,314

Iowa–0.34%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	407,016

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,266,196

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	255,272

				1,928,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	$1,000	$899,646

Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,018,709

				1,918,355

Kentucky–1.34%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (c)(d)	4.70%	01/01/2052	665	616,471

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,708

Series 2015 A, RB	5.00%	07/01/2040	1,915	1,915,549

Series 2015 A, RB	5.00%	01/01/2045	1,245	1,245,174

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	875,406

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,685	1,762,654

				7,525,962

Louisiana–1.25%
Louisiana (State of) Gasoline & Fuels; Series 2025, Ref. VRD RB (LOC - TD Bank, N.A.) (m)(n)	2.25%	05/01/2043	2,000	2,000,000

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (c)	3.90%	11/01/2044	705	620,797

Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (d)	5.50%	09/01/2059	2,615	2,638,337

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,675	1,753,080

				7,012,214

Maryland–0.85%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (c)	4.50%	02/15/2047	1,500	1,366,577

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	808,144

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,015	1,030,550

Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB (d)	5.25%	06/30/2055	1,420	1,391,346

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	169,358

				4,765,975

Massachusetts–2.01%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2023, RB	5.00%	06/01/2053	5,155	5,248,504

Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,700	1,767,302

Massachusetts (Commonwealth of) Port Authority;
Series 2021 E, RB (d)	5.00%	07/01/2046	1,055	1,067,736

Series 2026 B, Ref. RB (d)	5.50%	07/01/2051	1,360	1,433,952

Massachusetts Port Authority; Series 2026, RB (f)	5.25%	07/01/2056	1,700	1,771,293

				11,288,787

Michigan–3.40%
Academy of Warren; Series 2020 A, RB (c)	5.00%	05/01/2035	245	241,505

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	2,011,433

Michigan (State of); Series 2024, RB (f)	5.50%	11/15/2049	4,560	4,816,027

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	280	280,676

Series 2020, Ref. RB	5.00%	06/01/2045	490	456,646

Michigan (State of) Housing Development Authority;
Series 2025, RB (f)	5.10%	10/01/2053	1,950	1,946,102

Series 2025, RB (f)	5.10%	06/01/2056	2,980	2,995,358

Series 2025, RB (f)	5.40%	10/01/2060	3,125	3,190,925

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(d)	4.00%	10/01/2026	2,025	2,024,971

Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2027	385	7,700

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB (d)	5.75%	12/01/2050	1,065	1,130,067

				19,101,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–1.02%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	$425	$362,360

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,560	1,578,152

Rochester (City of), MN (Mayo Clinic); Series 2026 C, VRD RB (m)	2.30%	04/01/2066	3,500	3,500,000

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	307,870

				5,748,382

Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM) (e)	5.25%	03/01/2055	840	852,050

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	710,768

				1,562,818

Missouri–2.36%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (d)	5.00%	03/01/2046	4,700	4,700,409

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	444,052

Missouri (State of) Health & Educational Facilities Authority (Children’S Mercy Hospital); Series 2026, Ref. RB	5.50%	05/15/2054	2,035	2,136,886

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	332,782

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,020	2,020,070

Series 2013 A, RB	5.50%	09/01/2033	1,040	1,041,309

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,837,478

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (c)	6.00%	10/01/2049	770	758,611

				13,271,597

Nebraska–1.28%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,749,498

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	840	868,851

Omaha Public Power District; Series 2025, RB (f)(k)	5.25%	02/01/2053	2,495	2,579,333

				7,197,682

Nevada–0.30%
Las Vegas Valley Water District; Series 2025, GO Bonds (f)	5.25%	06/01/2055	1,185	1,227,988

Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB (Acquired 11/26/2025; Cost $725,000) (b)(c)(d)(j)	12.00%	11/02/2026	725	460,375

				1,688,363

New Hampshire–0.46%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,576	1,576,574

New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,025,695

				2,602,269

New Jersey–4.38%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (d)	5.25%	09/15/2029	115	115,148

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (d)	5.38%	01/01/2043	2,250	2,251,763

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	700	646,362

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, RB (INS - AGI) (e)(g)	0.00%	12/15/2026	14,305	14,184,738

New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,300	1,358,711

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,823,819

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,678,139

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,523,439

				24,582,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–17.14%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(n)	5.25%	12/31/2033	$500	$503,163

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (c)(d)	5.00%	01/01/2035	1,410	1,411,778

Empire State Development Corp.; Series 2025, RB (f)	5.00%	03/15/2050	3,780	3,835,102

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	1,900,654

Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,352,085

New York & New Jersey (States of) Port Authority; Series 2020 221, RB (d)	4.00%	07/15/2060	2,340	1,936,009

New York (City of), NY;
Subseries 2022 D-1,RB (f)	5.25%	05/01/2038	1,355	1,449,846

Subseries 2022 D-1,RB (f)	5.25%	05/01/2042	2,305	2,410,790

Subseries 2023 E-1, RB (f)	5.25%	04/01/2047	1,500	1,546,760

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,447,585

New York (City of), NY Transitional Finance Authority;
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,193,473

Series 2026 B-1, RB	5.50%	11/01/2052	1,700	1,794,939

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC) (e)	5.50%	05/15/2028	2,900	3,042,498

Series 2005 A, RB (INS - AMBAC) (e)	5.50%	05/15/2029	2,455	2,637,501

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,184,112

New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC) (e)	5.50%	07/01/2031	885	951,207

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (e)	5.50%	10/01/2054	340	349,214

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	4,175	3,640,743

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,160,220

Series 2019 B, RB (INS - AGI) (e)	4.00%	01/01/2050	2,625	2,332,449

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,655	1,535,793

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	206,812

Series 2010 A, RB (c)	6.25%	06/01/2041	1,277	1,211,027

New York Counties Tobacco Trust V; Series 2005 S-2, RB (g)	0.00%	06/01/2050	10,140	1,570,816

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,020,530

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (c)	5.00%	11/15/2044	6,095	6,103,832

New York State Dormitory Authority; Series 2025, RB (f)	5.50%	03/15/2053	3,735	3,949,467

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (d)	5.00%	08/01/2031	1,340	1,337,852

Series 2020, Ref. RB (d)	5.25%	08/01/2031	350	361,648

Series 2020, Ref. RB (d)	5.38%	08/01/2036	960	991,162

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (d)	5.00%	01/01/2033	2,075	2,109,716

Series 2018, RB (d)	5.00%	01/01/2034	1,295	1,315,189

Series 2018, RB (d)	5.00%	01/01/2036	1,240	1,255,657

Series 2020, RB (d)	4.38%	10/01/2045	1,160	1,081,332

New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (d)	5.38%	06/30/2060	2,160	2,137,770

Series 2024, RB (d)	5.50%	06/30/2054	1,560	1,571,679

Series 2024, RB (d)	5.50%	06/30/2060	1,610	1,617,928

New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI) (d)(e)	5.50%	06/30/2059	1,690	1,725,261

Series 2025, RB (d)	6.00%	06/30/2059	1,690	1,768,026

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (d)	5.00%	07/01/2046	3,055	3,010,857

Series 2016 A, RB (d)	5.25%	01/01/2050	1,660	1,651,308

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (d)	5.00%	12/01/2038	1,265	1,310,393

New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (d)	5.50%	12/31/2060	65	65,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	$1,310	$1,311,666

Triborough Bridge & Tunnel Authority; Series 2025, RB (f)	5.50%	11/15/2053	2,730	2,884,748

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	759,622

Series 2025, RB (f)	5.25%	05/15/2062	5,270	5,375,364

Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	505	528,089

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,413,877

				96,262,710

North Carolina–0.56%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, VRD RB (m)	2.25%	01/01/2050	2,200	2,200,000

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI) (e)(g)	0.00%	01/01/2052	3,500	946,700

				3,146,700

North Dakota–0.33%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,155	1,043,104

Series 2017 C, RB	5.00%	06/01/2053	895	789,154

				1,832,258

Ohio–5.93%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,140	3,551,223

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,300	6,347,075

Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL) (e)(g)	0.00%	11/15/2028	3,845	3,567,025

Series 2008 B-2, RB (INS - NATL) (e)(g)	0.00%	11/15/2038	2,800	1,543,560

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (c)	5.00%	06/01/2028	390	396,100

Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (d)	5.50%	01/01/2050	2,820	2,921,001

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,805	1,805,358

Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,763,270

Series 2017, Ref. RB	5.50%	02/15/2057	795	795,054

Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (e)	5.25%	12/01/2054	980	1,005,029

Franklin (County of), OH; Series 2025, RB (f)	5.25%	11/01/2055	2,045	2,109,685

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,429,571

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,365,137

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,159,380) (c)(i)(j)	6.00%	04/01/2038	1,183	14,785

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	884,011

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,094,851

University of Cincinnati; Series 2026 A, RB	5.25%	06/01/2056	1,700	1,744,161

				33,336,896

Oklahoma–2.21%
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,700	1,772,652

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,790,235

Oklahoma (State of) Turnpike Authority; Series 2025, RB (f)	5.25%	01/01/2050	1,500	1,574,308

Oklahoma Turnpike Authority; Series 2026, RB (f)	5.50%	01/01/2054	4,040	4,284,413

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (d)	5.50%	06/01/2035	335	335,006

Series 2001 C, Ref. RB (d)	5.50%	12/01/2035	635	635,008

				12,391,622

Oregon–0.39%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	755	729,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (d)	5.50%	07/01/2053	$1,430	$1,477,349

				2,206,842

Pennsylvania–3.28%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	747,133

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,380,846

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	510	513,238

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (d)	5.25%	06/30/2053	2,015	2,017,832

Series 2022, RB (INS - AGI) (d)(e)	5.00%	12/31/2057	1,005	995,292

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	545	468,605

Series 2026 A, Ref. RB	5.25%	12/15/2051	2,210	2,262,410

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,549,467

Series 2021 A, RB	4.00%	12/01/2050	925	797,979

Series 2025 B, RB (f)	5.25%	12/01/2055	4,250	4,401,421

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB (b)(h)	5.00%	05/01/2027	595	604,132

Series 2017, RB	5.00%	11/01/2047	610	594,082

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,700,299

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (c)	5.00%	06/15/2050	400	366,193

				18,398,929

Puerto Rico–4.95%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,655	1,684,973

Series 2002, RB	5.63%	05/15/2043	1,825	1,853,294

Series 2005 A, RB (g)	0.00%	05/15/2050	5,570	1,120,579

Series 2005 B, RB (g)	0.00%	05/15/2055	2,530	293,878

Series 2008 A, RB (g)	0.00%	05/15/2057	20,785	795,467

Series 2008 B, RB (g)	0.00%	05/15/2057	37,725	1,171,146

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,241,778

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	950,572

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	561,936

Subseries 2022, RN	0.00%	11/01/2043	111	79,287

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL) (e)	4.75%	07/01/2033	850	843,068

Series 2007 VV, Ref. RB (INS - NATL) (e)	5.25%	07/01/2029	1,900	1,919,204

Series 2007 VV, Ref. RB (INS - AGI) (e)	5.25%	07/01/2031	1,365	1,390,773

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,405	1,280,523

Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,116	1,676,001

Series 2018 A-1, RB (g)	0.00%	07/01/2046	8,320	2,994,778

Series 2018 A-1, RB (g)	0.00%	07/01/2051	10,905	2,858,015

Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,375,896

Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,888,564

Series 2019 A-2, RB	4.33%	07/01/2040	1,055	1,032,655

Series 2019 A-2, RB	4.78%	07/01/2058	840	793,160

				27,805,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–0.51%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	$700	$700,373

Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,149,506

				2,849,879

South Carolina–1.81%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,110	1,067,297

Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	1,975	2,080,463

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	505	522,888

South Carolina (State of) Public Service Authority;
Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,750,371

Series 2026 A, RB	5.25%	12/01/2056	1,020	1,044,839

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,685	1,723,783

				10,189,641

South Dakota–0.78%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	2,021,595

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,265	1,267,648

South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,077,751

				4,366,994

Tennessee–3.15%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,880	1,896,222

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,807,272

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	1,864,337

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (f)	6.00%	12/01/2054	2,925	3,138,233

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	2,797,418

Memphis (City of), TN Memphis Light Gas & Water Division Electr; Series 2025, RB (f)	5.00%	12/01/2055	1,475	1,496,925

Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB (d)	5.00%	07/01/2054	380	374,012

Series 2026 B, RB (d)	5.25%	07/01/2056	1,700	1,724,762

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	2,505	2,610,239

				17,709,420

Texas–21.34%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,255,783

Austin (City of), TX; Series 2022, RB (d)	5.25%	11/15/2047	1,170	1,198,301

Austin (City of), TX (Convention Center Project); Series 2026, RB	5.25%	11/15/2056	1,870	1,917,961

Austin Community College District; Series 2025, GO Bonds (f)	5.25%	08/01/2055	2,490	2,569,023

Board of Regents of the University of Texas System; Series 2026 B-1, VRD RB (m)	1.72%	08/01/2056	1,000	1,000,000

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,022,524

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,171,807

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	510	521,649

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,542,288

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB (d)	5.50%	11/01/2050	1,535	1,592,211

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,799,846

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,670,459

Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	1,790	1,577,088

Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI) (e)	4.25%	10/01/2053	1,430	1,265,384

Harris (County of), TX; Series 2025, RB (f)(k)	5.25%	08/15/2054	3,740	3,844,647

Harris (County of), TX Hospital District; Series 2026, GO Bonds	5.25%	02/15/2056	1,700	1,744,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI) (d)(e)	5.25%	07/01/2048	$1,725	$1,769,849

Series 2026 C, Ref. RB (INS - AGI) (e)	5.25%	09/01/2051	900	932,086

Series 2026 C, Ref. RB	5.25%	09/01/2051	425	436,751

Series 2026 C, Ref. RB (INS - AGI) (e)	5.50%	09/01/2058	850	893,629

Series 2026 C, Ref. RB	5.50%	09/01/2058	850	884,739

Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (d)	5.50%	07/15/2038	1,420	1,489,583

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (d)	4.00%	07/01/2041	585	522,201

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (d)	5.00%	07/15/2028	500	510,315

Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI) (e)(g)	0.00%	09/01/2026	3,975	3,975,000

Series 2001 B, RB (INS - AGI) (e)(g)	0.00%	09/01/2027	5,015	4,870,177

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,277,113

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2026, Ref. RB	5.25%	05/15/2056	1,490	1,526,187

Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund) (f)	5.25%	02/15/2055	1,860	1,930,433

Mission Economic Development Corp. (Natgasoline);
Series 2018, Ref. RB (b)(c)(d)(h)	4.63%	10/01/2026	1,815	1,817,518

Series 2026, Ref. RB (b)(d)	4.75%	08/01/2036	1,160	1,167,828

New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB (f)	5.50%	08/15/2049	3,370	3,601,645

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB (Acquired 04/06/2017; Cost $741,793) (j)	4.75%	07/01/2052	750	750,000

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,390,742

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,425,353

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	913,901

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	1,020	999,785

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,551,496

Series 2020, RB	5.25%	10/01/2055	2,265	2,133,400

North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI) (e)(g)	0.00%	01/01/2028	16,400	15,785,874

Series 2008 D, Ref. RB (INS - AGI) (e)(g)	0.00%	01/01/2029	2,725	2,543,435

Series 2008 D, Ref. RB (INS - AGI) (e)(g)	0.00%	01/01/2031	3,550	3,085,263

San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	845	899,169

Series 2025, RB (f)	5.25%	02/01/2046	1,300	1,367,195

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI) (e)	5.00%	10/01/2032	2,265	2,267,740

Series 2011, RB (INS - AGI) (e)	5.00%	10/01/2037	2,475	2,477,490

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,272,230

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	2,902,894

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,880,236

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783) (i)(j)	6.38%	02/15/2048	1,785	1,488,244

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	84,859

Series 2020, Ref. RB	6.75%	11/15/2051	85	80,973

Series 2020, Ref. RB	6.88%	11/15/2055	85	81,230

Texas (State of) Transportation Commission;
Series 2019, RB (g)	0.00%	08/01/2037	1,250	766,110

Series 2019, RB (g)	0.00%	08/01/2039	1,400	765,454

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC) (e)(g)	0.00%	08/15/2027	6,800	6,606,902

Series 2002, RB (g)(h)	0.00%	08/15/2027	200	194,511

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	1,000	1,021,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Texas Transportation Finance Corp.; Series 2025, RB (f)	5.50%	10/01/2055	$2,765	$2,942,581

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,897

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (e)	4.00%	02/15/2053	3,365	2,860,912

				119,843,069

Utah–2.25%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (c)	4.00%	03/01/2051	500	401,799

Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (e)(f)(k)	5.50%	06/01/2050	1,900	2,012,310

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	405,075

Salt Lake City (City of), UT;
Series 2023 A, RB (d)	5.25%	07/01/2048	1,000	1,021,909

Series 2023 A, RB (d)	5.50%	07/01/2053	2,900	2,989,237

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,819,498

Utah Housing Corp.; Series 2025, RB (CEP - GNMA) (f)	5.00%	01/01/2054	4,037	4,014,993

				12,664,821

Virginia–2.42%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,867,776

Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI) (e)	5.25%	07/01/2048	1,305	1,346,129

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (c)	5.00%	09/01/2045	505	497,050

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB (d)	5.00%	01/01/2037	4,145	4,274,753

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (d)	5.00%	12/31/2047	1,400	1,397,475

Series 2022, Ref. RB (d)	5.00%	12/31/2057	790	745,702

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (d)	5.00%	12/31/2049	1,155	1,129,046

Series 2017, RB (d)	5.00%	12/31/2056	2,420	2,335,151

				13,593,082

Washington–4.40%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM) (e)	5.50%	12/01/2060	910	952,817

Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	555	580,554

King (County of), WA; Series 2025 B, Ref. VRD RB (m)	3.00%	01/01/2042	1,250	1,250,000

Seattle (City of), WA; Series 2023, RB (f)	5.00%	07/01/2052	5,000	5,074,927

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,530	2,333,779

Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC) (e)(g)	0.00%	12/01/2029	5,100	4,635,747

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	840	868,218

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,378,862

Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,315	2,393,295

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	645,043

Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM) (c)(e)	5.25%	07/01/2064	840	830,217

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (c)	5.00%	07/01/2046	435	397,436

Series 2016 A, Ref. RB (c)	5.00%	07/01/2051	360	314,464

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,128	1,074,241

				24,729,600

West Virginia–0.45%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $777,692) (c)(j)	7.50%	06/01/2043	815	853,261

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,651,085

				2,504,346

Wisconsin–4.15%
Wisconsin (State of) (Explore Academy Albuquerque); Series 2026, Ref. RB (c)	6.88%	04/01/2051	525	501,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI) (e)(g)	0.00%	12/15/2050	$6,520	$1,865,544

Series 2020, RB (INS - AGI) (e)(g)	0.00%	12/15/2060	19,890	3,209,323

Series 2022, RB (c)	5.25%	12/15/2061	1,705	1,635,870

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,376,282

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,288,145

Wisconsin (State of) Public Finance Authority;
Series 2022, RB (c)	6.00%	06/01/2062	780	742,428

Series 2025, RB (d)	6.50%	12/31/2065	2,530	2,769,422

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (c)(i)	6.75%	08/01/2031	900	630,000

Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB (c)	5.63%	12/15/2030	713	712,892

Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB (d)	5.75%	12/31/2065	855	878,061

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (c)	5.13%	06/15/2039	650	633,006

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (c)(o)	6.38%	01/01/2048	640	288,000

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,669,998

Series 2018 A, RB	5.35%	12/01/2045	1,655	1,659,602

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,434,440

				23,294,579

Total Municipal Obligations (Cost $869,268,682)				863,180,515

			Shares
Exchange-Traded Funds–0.60%
Invesco Intermediate Municipal ETF (p)			27,500	1,405,558

Invesco Rochester High Yield Municipal ETF (p)			39,141	1,961,356

Total Exchange-Traded Funds (Cost $3,410,638)				3,366,914

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0) (q)			6,030	12,060

TOTAL INVESTMENTS IN SECURITIES(r)–154.27% (Cost $872,679,320)				866,559,489

FLOATING RATE NOTE OBLIGATIONS–(22.68)%

Notes with interest and fee rates ranging from 2.82% to 3.60% at 08/31/2026 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062 (See Note 1K) (s)				(127,390,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.92)%				(168,080,309)

OTHER ASSETS LESS LIABILITIES–(1.67)%				(9,388,633)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$561,700,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Value Municipal Income Trust

Investment Abbreviations:

AGI	- Assured Guaranty, Inc.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand
Wts.	- Warrants
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $44,579,691, which represented 7.94% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.

(g)	Zero coupon bond issued at a discount.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $2,493,029, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at August 31, 2026 was $9,923,482, which represented 1.77% of the Trust’s Net Assets.

(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,417,370. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income

Invesco Intermediate Municipal ETF	$1,444,988	$-	$-	$(39,430)	$-	$1,405,558	$25,649

Invesco Rochester High Yield Municipal ETF	2,014,587	-	-	(53,231)	-	1,961,356	50,746

Total	$3,459,575	$-	$-	$(92,661)	$-	$3,366,914	$76,395

(q)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	11.73%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the Trust’s investments with a value of $176,047,273 are held by TOB Trusts and serve as collateral for the $127,390,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Value Municipal Income Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2026

Revenue Bonds	82.01%

General Obligation Bonds	14.88

Other	1.61

Pre-Refunded Bonds	1.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $869,268,682)	$863,192,575

Investments in affiliates, at value (Cost $3,410,638)	3,366,914

Receivable for:
Investments sold	120,000

Interest	8,389,048

Investment for trustee deferred compensation and retirement plans	116,068

Total assets	875,184,605

Liabilities:

Floating rate note obligations	127,390,000

Variable rate muni term preferred shares ($0.01 par value, 1,681 shares issued with liquidation preference of $100,000 per share)	168,080,309

Payable for:
Investments purchased	6,385,411

Amount due to custodian	10,599,481

Accrued fees to affiliates	61,654

Accrued interest expense	458,969

Accrued trustees’ and officers’ fees and benefits	3,546

Accrued other operating expenses	248,957

Trustee deferred compensation and retirement plans	255,731

Total liabilities	313,484,058

Net assets applicable to common shares	$561,700,547

Net assets applicable to common shares consist of:
Shares of beneficial interest - common shares	$647,718,898

Distributable earnings (loss)	(86,018,351)

$561,700,547

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,136,280

Net asset value per common share	$11.92

Market value per common share	$12.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest	$22,010,376

Dividends from affiliates	76,395

Total investment income	22,086,771

Expenses:
Advisory fees	2,427,440

Administrative services fees	41,120

Custodian fees	3,659

Interest, facilities and maintenance fees	5,042,759

Transfer agent fees	10,766

Trustees’ and officers’ fees and benefits	20,561

Registration and filing fees	23,111

Reports to shareholders	21,816

Professional services fees	52,976

Other	3,143

Total expenses	7,647,351

Less: Fees waived and/or expenses reimbursed	(2,511)

Net expenses	7,644,840

Net investment income	14,441,931

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(261,483))	(495,413)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(26,621,660)

Affiliated investment securities	(92,661)

(26,714,321)

Net realized and unrealized gain (loss)	(27,209,734)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(12,767,803)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026

Operations:
Net investment income	$14,441,931	$27,529,559

Net realized gain (loss)	(495,413)	(6,736,814)

Change in net unrealized appreciation (depreciation)	(26,714,321)	(2,177,463)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(12,767,803)	18,615,282

Distributions to common shareholders from distributable earnings	(21,792,583)	(27,126,538)

Return of capital applicable to common shares	–	(16,427,007)

Total distributions	(21,792,583)	(43,553,545)

Net increase in common shares of beneficial interest	628,484	210,564

Net increase (decrease) in net assets applicable to common shares	(33,931,902)	(24,727,699)

Net assets applicable to common shares:
Beginning of period	595,632,449	620,360,148

End of period	$561,700,547	$595,632,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(12,767,803)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(42,534,720)

Proceeds from sales of investments	57,992,732

Purchases of short-term investments, net	(6,922,468)

Amortization (accretion) of premiums and discounts, net	(3,974,093)

Net realized loss from investment securities	495,413

Net change in unrealized depreciation on investment securities	26,714,321

Change in operating assets and liabilities:

Increase in receivables and other assets	(131,095)

Increase in accrued expenses and other payables	8,164

Net cash provided by operating activities	18,880,451

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	9,643,811

Dividends paid to common shareholders from distributable earnings	(21,264,262)

Proceeds from TOB Trusts	13,495,000

Repayment of TOB Trusts	(20,755,000)

Net cash provided by (used in) financing activities	(18,880,451)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$628,484

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$5,004,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Value Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Years Ended February 28,		Year Ended February 29,		Years Ended February 28,
	2026		2026	2025	2024		2023	2022
Net asset value per common share, beginning of period	$ 12.65		$ 13.18	$ 13.57	$ 13.13		$ 15.68	$ 16.53

Net investment income (a)	0.31		0.58	0.54	0.53		0.62	0.75

Net gains (losses) on securities (both realized and unrealized)	(0.58)		(0.18)	(0.09)	0.46		(2.49)	(0.83)

Total from investment operations	(0.27)		0.40	0.45	0.99		(1.87)	(0.08)

Less:
Dividends paid to common shareholders from net investment income	(0.46)		(0.58)	(0.53)	(0.54)		(0.66)	(0.77)

Return of capital	–		(0.35)	(0.31)	(0.01)		(0.02)	–

Total distributions	(0.46)		(0.93)	(0.84)	(0.55)		(0.68)	(0.77)

Net asset value per common share, end of period	$ 11.92		$ 12.65	$ 13.18	$ 13.57		$ 13.13	$ 15.68

Market value per common share, end of period	$ 12.75		$ 13.14	$ 12.49	$ 11.80		$ 12.18	$ 15.12

Total return at net asset value (b)	(2.14)%		3.57%	3.98%	8.36	% (c)	(11.72)%	(0.56)%

Total return at market value (d)	0.77%		13.53%	13.31%	1.58%		(15.08)%	1.94%

Net assets applicable to common shares, end of period (000’s omitted)	$561,701		$595,632	$620,360	$638,604		$618,054	$737,845

Portfolio turnover rate (e)	5%		19%	8%	26%		31%	10%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.63	% (f)	2.93%	2.97%	3.18%		2.57%	1.44%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.90	% (f)	0.90%	0.90%	0.89%		0.95%	0.92%

Without fee waivers and/or expense reimbursements	2.63	% (f)	2.93%	2.97%	3.18%		2.57%	1.44%

Ratio of net investment income to average net assets	4.95	% (f)	4.70%	4.04%	4.02%		4.51%	4.52%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$168,100		$168,100	$198,100	$233,100		$233,100	$233,100

Asset coverage per preferred share (g)	$434,147		$454,332	$413,155	$373,962		$365,146	$416,536

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000		$100,000	$100,000

(a)	Calculated using average shares outstanding.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.28%.

(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.

(f)	Annualized.

(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Value Municipal Income Trust

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

25	Invesco Value Municipal Income Trust

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s

26	Invesco Value Municipal Income Trust

value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Trust in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $2,511.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 -
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Obligations	$–	$863,180,515	$—	$863,180,515

Exchange-Traded Funds	3,366,914	—	—	3,366,914

Common Stocks & Other Equity Interests	—	—	12,060	12,060

Total Investments	$3,366,914	$863,180,515	$12,060	$866,559,489
NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common

27	Invesco Value Municipal Income Trust

officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2026, the Trust engaged in securities purchases of $11,716,746 and securities sales of $24,256,136, which resulted in net realized gains (losses) of $(261,483).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Trust may have certain former Trustees who participated in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $130,329,257 and 2.95%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$39,684,519	$32,830,123	$72,514,642

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $42,098,882 and $58,051,895, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$24,489,438

Aggregate unrealized (depreciation) of investments	(29,948,693)

Net unrealized appreciation (depreciation) of investments	$(5,459,255)

Cost of investments for tax purposes is $872,018,744.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026

Beginning shares	47,085,159	47,068,439

Shares issued through dividend reinvestment	51,121	16,720

Ending shares	47,136,280	47,085,159

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption
Shares redeemed
.

28	Invesco Value Municipal Income Trust

NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-IIM
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2026, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	781	12/01/2027	06/01/2024

02/02/2015	500	12/01/2027	06/01/2024

06/01/2017	400	12/01/2027	06/01/2024

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2026, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2026 were $168,100,000 and 2.19%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2026	$0.0771	September 14, 2026	September 30, 2026
October 1, 2026	$0.0771	October 14, 2026	October 30, 2026

29	Invesco Value Municipal Income Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile

30	Invesco Value Municipal Income Trust

being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31	Invesco Value Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matters	Votes For	Withheld
(1).	Beth Ann Brown	35,449,631.50	1,127,996.00
	Jeffrey H. Kupor	35,490,699.23	1,086,928.27
(2).	Anthony J. LaCava, Jr.	1,681.00	0.00

32	Invesco Value Municipal Income Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
 Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06590	MS-CE-VMINC-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Value Municipal Income Trust

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026